Employee Future Benefits - Summary of Pension and Retiree Welfare Plans (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Actuarial losses (gains) due to:
Ending balance	$ 0
Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	494,000,000
Actuarial losses (gains) due to:
Experience	8,000,000
Demographic assumption changes		$ 35,000,000
Economic assumption changes	413,000,000	(250,000,000)
Return on plan assets (excluding interest income)	(529,000,000)	315,000,000
Ending balance	368,000,000	494,000,000
Pension defined benefit plans [member] | Present value of defined benefit obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	4,675,000,000	4,706,000,000
Current service cost	40,000,000	42,000,000
Past service cost – amendments and curtailments		18,000,000
Interest cost	182,000,000	165,000,000
Plan participants' contributions	1,000,000	1,000,000
Actuarial losses (gains) due to:
Experience	8,000,000
Demographic assumption changes		35,000,000
Economic assumption changes	413,000,000	(250,000,000)
Benefits paid	(358,000,000)	(304,000,000)
Impact of changes in foreign exchange rates	(144,000,000)	262,000,000
Ending balance	4,817,000,000	4,675,000,000
Pension defined benefit plans [member] | Plan assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	4,187,000,000	4,328,000,000
Interest cost	164,000,000	153,000,000
Plan participants' contributions	1,000,000	1,000,000
Actuarial losses (gains) due to:
Benefits paid	(358,000,000)	(304,000,000)
Impact of changes in foreign exchange rates	(136,000,000)	254,000,000
Return on plan assets (excluding interest income)	529,000,000	(315,000,000)
Ending balance	4,456,000,000	4,187,000,000
Employer contributions	75,000,000	79,000,000
Administration costs	(9,000,000)	(9,000,000)
Retiree welfare plans [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	30,000,000
Actuarial losses (gains) due to:
Experience	(10,000,000)	(7,000,000)
Demographic assumption changes		(1,000,000)
Economic assumption changes	56,000,000	(56,000,000)
Return on plan assets (excluding interest income)	(25,000,000)	16,000,000
Ending balance	47,000,000	30,000,000
Retiree welfare plans [Member] | Present value of defined benefit obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	640,000,000	665,000,000
Past service cost – amendments and curtailments		12,000,000
Interest cost	25,000,000	24,000,000
Plan participants' contributions	3,000,000	4,000,000
Actuarial losses (gains) due to:
Experience	(10,000,000)	(7,000,000)
Demographic assumption changes		(1,000,000)
Economic assumption changes	56,000,000	(56,000,000)
Benefits paid	(46,000,000)	(45,000,000)
Impact of changes in foreign exchange rates	(23,000,000)	44,000,000
Ending balance	645,000,000	640,000,000
Retiree welfare plans [Member] | Plan assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	610,000,000	587,000,000
Interest cost	25,000,000	21,000,000
Plan participants' contributions	3,000,000	4,000,000
Actuarial losses (gains) due to:
Benefits paid	(46,000,000)	(45,000,000)
Impact of changes in foreign exchange rates	(29,000,000)	51,000,000
Return on plan assets (excluding interest income)	25,000,000	(16,000,000)
Ending balance	598,000,000	610,000,000
Employer contributions	12,000,000	10,000,000
Administration costs	$ (2,000,000)	$ (2,000,000)